Goodwill and Other Intangibles - Changes in the Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Balance at December 31, 2014	$ 2,484
Impact of foreign exchange	(11)
Balance at March 31, 2015	2,473
Agricultural Equipment Segment [Member]
Goodwill [Line Items]
Balance at December 31, 2014	1,662
Impact of foreign exchange	(9)
Balance at March 31, 2015	1,653
Construction Equipment Segment [Member]
Goodwill [Line Items]
Balance at December 31, 2014	595
Impact of foreign exchange	(3)
Balance at March 31, 2015	592
Commercial Vehicles Segment [Member]
Goodwill [Line Items]
Balance at December 31, 2014	61
Impact of foreign exchange	8
Balance at March 31, 2015	69
Powertrain Segment [Member]
Goodwill [Line Items]
Balance at December 31, 2014		5
Balance at March 31, 2015	5	5
Financial Services Segment [Member]
Goodwill [Line Items]
Balance at December 31, 2014	161
Impact of foreign exchange	(7)
Balance at March 31, 2015	$ 154